Credit Facilities (Tables)	6 Months Ended
Jun. 30, 2026
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Summary of Bank Debt

	June 30, 2026			December 31, 2025
(in thousands)	Revolving Facility	Term Loan	Total	Revolving Facility	Total

Current portion	$-	$-	$-	$-	$-

Long-term portion	472,000	1,500,000	1,972,000	-	-
Gross bank debt outstanding	$472,000	$1,500,000	$1,972,000	$-	$-

Less: unamortized debt issue costs¹	-	(2,718)	(2,718)	-	-

Net bank debt outstanding	$472,000	$1,497,282	$1,969,282	$-	$-

1)  In addition to the $2.7 million unamortized debt issue costs associated with the Term Loan, there is $6.0 million (December 31, 2025 - $4.7 million) unamortized debt issue costs associated with the Revolving
Credit
Facility which have been recorded as a long-term asset under the classification Other (see Note 23).

Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

(in thousands)	June 30 2026	December 31 2025

Current portion	$586	$575

Long-term portion	6,882	7,330

Total lease liabilities	$7,468	$7,905

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	June 30 2026

Not later than 1 year	$983

Later than 1 year and not later than 5 years	4,152

Later than 5 years	4,287

Total lease liabilities	$9,422

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Three Months Ended June 30		Six Months Ended June 30

(in thousands)	Note	2026	2025	2026	2025

Interest Expense During Period
Average principal outstanding during period		$2,380,000	$-	$1,190,000	$-
Average effective interest rate during period	16	5.09%	n.a.	5.09%	n.a.
Total interest expense incurred during period		$30,309	$-	$30,309	$-
Costs related to undrawn credit facilities	16	$687	$1,317	$1,991	$2,667
Interest expense - lease liabilities	16. 3	101	110	202	201

Total finance costs		$31,097	$1,427	$32,502	$2,868